Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 101,513	$ 7,676
Restricted cash	2,635	2,222
Accounts receivable	4,352	3,767
Current contract assets	50,386	29,782
Prepaid expenses	1,873	479
Other current assets	2,018	205
Deferred transaction costs	0	1,081
Total current assets	162,777	45,212
Property and equipment, net	1,201	299
Operating lease right-of-use assets, net	5,733	0
Non-current contract assets	38,956	33,169
Deferred tax asset, net	85,218	0
Other non-current assets	124	506
Total assets	294,009	79,186
Current liabilities
Accounts payable	3,442	1,337
Accrued expenses	3,033	2,006
Income tax payable	1,640	0
Current notes payable	4,888	2,484
Other current liabilities	4,005	2,366
Total current liabilities	17,008	8,193
Non-current notes payable, net of debt issuance costs	152,859	829
Non-current operating lease liabilities	5,138	0
Other non-current liabilities	92,382	0
Total liabilities	267,387	9,022
Commitments and contingencies - See Note 15
Redeemable convertible Series C preferred units, 0 and 14,278,603 units issued and outstanding as of December 31, 2020 and 2019, respectively; aggregate liquidation preference of $0 and $40,089,539 as of December 31, 2020 and 2019, respectively	0	304,943
Stockholders’ equity (deficit)
Preferred stock, $0.01 par value; 10,000,000 shares authorized and 0 shares issued and outstanding as of December 31, 2020 and 2019, respectively	0	0
Common stock, $0.01 par value; 550,000,000 shares authorized, 128,198,185 shares issued and 126,803,096 shares outstanding as of December 31, 2020, and 37,631,052 shares issued and outstanding as of December 31, 2019	1,282	376
Additional paid-in capital	491,246	7,626
Accumulated deficit	(428,406)	(242,781)
Treasury stock at cost, 1,395,089 shares at December 31, 2020, and 0 shares at December 31, 2019	(37,500)	0
Total stockholders’ equity (deficit)	26,622	(234,779)
Total liabilities and stockholders’ equity (deficit)	$ 294,009	$ 79,186